FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 25, 2010	Oct. 30, 2011 Y M	Oct. 31, 2010
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Maximum maturity period of cash equivalents (in months)		3
Guarantee period at issue for rate of return on fixed income funds (in years)		1
Recognized right to reclaim cash collateral		$ 20,100,000
Recognized obligation to return cash collateral		71,800,000	44,900,000
Fair value, long-term debt
Fair value of long-term debt (including current maturities)		266,900,000	371,800,000
Fair value, nonrecurring basis - Property, plant and equipment
Pretax charge to reduce property, plant and equipment to its current estimated fair value	6,600,000
Recurring basis | Fair Value
Assets at Fair Value:
Cash equivalents		341,447,000	360,064,000
Short-term marketable securities		76,077,000	50,595,000
Other trading securities		105,367,000	109,153,000
Commodity asset derivatives, net of the effects of master netting arrangements		7,174,000	11,604,000
Total Assets at Fair Value		530,065,000	531,416,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements		351,000	6,390,000
Deferred compensation		44,956,000	42,141,000
Total Liabilities at Fair Value		45,307,000	48,531,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash equivalents		341,447,000	360,064,000
Short-term marketable securities		358,000	66,000
Other trading securities		34,588,000	49,889,000
Commodity asset derivatives, net of the effects of master netting arrangements		7,174,000	11,604,000
Total Assets at Fair Value		383,567,000	421,623,000
Liabilities at Fair Value:
Deferred compensation		15,379,000	13,298,000
Total Liabilities at Fair Value		15,379,000	13,298,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Short-term marketable securities		75,719,000	50,529,000
Other trading securities		70,779,000	59,264,000
Total Assets at Fair Value		146,498,000	109,793,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements		351,000	6,390,000
Deferred compensation		29,577,000	28,843,000
Total Liabilities at Fair Value		$ 29,928,000	$ 35,233,000